Assets Classified as Held for Sale, Liabilities Associated With Assets Held for Sale and Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	Jun. 01, 2020	Jun. 30, 2021
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Sale of Subsidiary company		$ 7
Gain on disposal of asset	$ 1,919
Australia [member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Disposal of net Asset	10,800
Derecognisition of net asset	(8,500)
Effect of movements in foreign exchange	(400)
Gain on disposal of asset	1,900
Asahi [Member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Sale of Subsidiary company	$ 16,000